Fair value measurement	3 Months Ended
Mar. 31, 2026
Fair Value Disclosures [Abstract]
Fair value measurement

9. Fair value measurement:

Except for derivative liability – warrant that was measured at level 3 inputs in the three-tier fair value hierarchy, the Company does not have any other financial instruments that are subsequently measured at fair value.